Interest rate benchmark reform (Tables)	6 Months Ended
Jun. 30, 2022
Interest Rate Benchmark Reform [Abstract]
Disclosure Of Exposures Impacted by the Interest Rate Benchmark Reform
At 30 June 2022, the Group had the following significant exposures impacted by interest rate benchmark reform which have yet to transition to the replacement benchmark rate:

At 30 June 2022	Sterling LIBOR £m	US Dollar LIBOR £m	Other[1] £m	Total £m

Non-derivative financial assets
Financial assets at fair value through profit or loss	478	40	—	518
Loans and advances to banks	—	1,879	—	1,879
Loans and advances to customers	889	3,237	61	4,187
Debt securities	—	—	—	—
Financial assets at amortised cost	889	5,116	61	6,066
Financial assets at fair value through other comprehensive income	12	—	—	12
	1,379	5,156	61	6,596

Non-derivative financial liabilities
Customer deposits	—	83	—	83
Financial liabilities at fair value through profit or loss	—	103	—	103
Debt securities in issue	—	52	—	52
	—	238	—	238

Derivative notional/contract amount
Interest rate	2,841	263,430	1,208	267,479
Cross currency	—	38,093	1,344	39,437
	2,841	301,523	2,552	306,916
[1]Balances within Other include Canadian Dollar Offered Rate for which a cessation announcement, effective after 28 June 2024, was published on 16 May 2022.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 18: Interest rate benchmark reform (continued)

At 31 December 2021	Sterling LIBOR £m	US Dollar LIBOR £m	Other £m	Total £m

Non-derivative financial assets
Financial assets at fair value through profit or loss	1,753	268	—	2,021
Loans and advances to banks	—	4,106	—	4,106
Loans and advances to customers	3,542	5,975	—	9,517
Debt securities	126	—	—	126
Financial assets at amortised cost	3,668	10,081	—	13,749
Financial assets at fair value through other comprehensive income	16	—	—	16
	5,437	10,349	—	15,786

Non-derivative financial liabilities
Customer deposits	—	74	—	74
Financial liabilities at fair value through profit or loss	—	100	3	103
Debt securities in issue	—	54	26	80
	—	228	29	257

Derivative notional/contract amount
Interest rate	12,734	286,921	—	299,655
Cross currency	—	42,229	—	42,229
	12,734	329,150	—	341,884